Securities Act File No. 333-132032

As filed with the Securities and Exchange Commission on September 8, 2006

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No.     [_]
Post-Effective Amendment No. 2 [X]

SECURITY EQUITY FUND
(Exact Name of Registrant as Specified in Charter)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Principal Executive Offices) (Zip Code)

(785) 438-3000
(Registrant's Area Code and Telephone Number)

Amy J. Lee
Security Management Company, LLC
One Security Benefit Place
Topeka, Kansas 66636-0001
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PART C

OTHER INFORMATION

Item 15.    Indemnification

A policy of insurance covering Security Management Company, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Article Ten of Registrant's Articles of Incorporation provides in relevant part as follows:

"(5) Each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a Director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the Director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each Director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon a written opinion of independent counsel that the Director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The indemnity provided herein shall, in the event of settlement of any such action, suit or proceeding, not exceed the costs and expenses (including attorneys' fees) which would reasonably have been incurred if such action, suit or proceeding had been litigated to a final conclusion. Such a determination by independent counsel and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the officer or Director was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers and Directors may be entitled according to law."

Article Sixteen of Registrant's Articles of Incorporation, as amended December 10, 1987, provides as follows:

"A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

  for any breach of his or her duty of loyalty to the corporation or to its stockholders;

  for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

  for an unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

  for any transaction from which the director derived an improper personal benefit."

Item Thirty of Registrant's Bylaws, dated February 3, 1995, provides, in relevant part, as follows:

"Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which (s)he serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent person would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which (s)he had no reasonable grounds to disbelieve.

In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

  Articles of Incorporation(a)

  Bylaws(b)

  Not Applicable

  Form of Plan of Reorganization(c)

  Certificate of Designation of Series and Classes of Common Stock(j)

  Investment Advisory Contract(e)

    Distribution Agreement(f)
    Class B Distribution Agreement(a)
    Class C Distribution Agreement(a)
    Underwriter-Dealer Agreement(g)

  Not Applicable

    Custodian Agreement - UMB Bank, N.A.(h)
    Custodian Agreement - State Street Bank(i)

    Class A Distribution Plan(i)
    Class B Distribution Plan(k)
    Class C Distribution Plan(k)
    Form of Shareholder Service Agreement(d)
    Multiple Class Plan(a)

  Opinion of Counsel(l)

  Opinion and Consent of Counsel Supporting Tax Matters and Consequences

  Not Applicable

  Consent of Independent Registered Public Accounting Firm(m)

  Not Applicable

  Powers of Attorney(l)

  Not Applicable

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 93 to Registration Statement No. 2-19458 on Form N-1A on November 15, 2002.

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 86 to Registration Statement No. 2-19458 on Form N-1A on November 29, 1999.

  See Appendix A to the Proxy Statement/Prospectus.

  Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 71 to Registration Statement No. 2-38414 on Form N-1A on January 11, 2002.

  Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 102 to Registration Statement No. 2-19458 (filed January 31, 2006).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 94 to Registration Statement No. 2-19458 (filed January 14, 2003).

  Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 90 to Registration Statement No. 2-19458 (filed November 20, 2000).

  Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 73 to Registration Statement No. 2-38414 (filed January 10, 2003).

  Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 94 to Registration Statement No. 2-19458 (filed January 14, 2003).

  Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 89 to Registration Statement No. 2-19458 (filed May 1, 2000).

  Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 93 to Registration Statement No. 2-19458 (filed November 15, 2002).

  Incorporated herein by reference to the Exhibits filed with Registrant's N-14 Registration Statement No. 333-132032 (filed February 24, 2006).

  Incorporated herein by reference to the Exhibits filed with Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-132023 (filed April 7, 2006).

Item 17.    Undertakings

  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the day of September 8, 2006.

SECURITY EQUITY FUND
By:	MICHAEL G. ODLUM Michael G. Odlum President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the day of September 8, 2006.

Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard Oliverius Director Jerry B. Farley Director	SECURITY EQUITY FUND
	By:	MICHAEL G. ODLUM Michael G. Odlum, as President, Acting Chairman of the Board of Directors and Director, and as Attorney-In-Fact for the Officers and Directors whose names appear opposite
BRENDA M. HARWOOD Brenda M. Harwood, Treasurer (Principal Financial and Accounting Officer)

EXHIBIT INDEX

  Tax Opinion